Leases Lessee (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets and Liabilities, Lessee [Abstract]
ROU assets, net - operating leases	$ 4,032,000	$ 3,867,000	$ 7,613,000
ROU assets, net - operating and finance leases	1,260,000	1,438,000	2,111,000
Operating lease, total lease liabilities recorded at present value	5,774,000	5,731,000	9,453,000
Finance Lease, Liability	91,000	$ 164,000	443,000
Finance Lease, Weighted Average Remaining Lease Term		2 years
Operating Lease, Weighted Average Remaining Lease Term		20 years
Finance Lease, Weighted Average Discount Rate, Percent		3.50%
Operating Lease, Weighted Average Discount Rate, Percent		4.10%
Lessee, Operating Lease, Liability, Payment, Due, Rolling Maturity [Abstract]
Operating Lease payments, Due 2021		$ 831,000
Operating Lease, payments, Due 2022		805,000
Operating Lease, payments, Due 2023		654,000
Operating Lease, payments, Due 2024		528,000
Operating Lease, payments, Due 2025		297,000
Operating Lease, payments, Due thereafter		5,781,000
Operating lease, total undiscounted cash flows from leases		8,896,000
Operating lease, total lease liabilities recorded at present value	5,774,000	5,731,000	9,453,000
Operating lease, difference between undiscounted cash flows and present value of lease liabilities		3,165,000
Finance Lease, Liability, Payment, Due [Abstract]
Finance lease, payment due 2021		102,000
Finance lease, payment due 2022		29,000
Finance lease, payment due 2023		24,000
Finance lease, payment due 2024		16,000
Finance lease, payment due 2025		0
Finance lease, payment due thereafter		0
Finance lease, total undiscounted cash flows from leases		171,000
Finance Lease, Liability	$ 91,000	164,000	$ 443,000
Finance lease, difference between undiscounted cash flows and present value of lease liabilities		$ 7,000